MFS(R) INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000



                                        August 31, 2009



VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re: MFS(R) Series Trust IX (the "Trust") (File Nos. 2-50409 and 811-2464) on Behalf of MFS(R) Bond Fund, MFS(R) Limited Maturity Fund, MFS(R) Municipal Limited Maturity Fund, MFS(R) Research Bond Fund and MFS(R) Research Bond Fund J (the "Funds")

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 69 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on August 27, 2009.

         Please call the undersigned at (617) 954-4340 or Jennifer Moore at
(617) 954-5923 with any questions you may have.

                                        Very truly yours,



                                        Susan A. Pereira
                                        Senior Counsel

SAP/bjn
enclosure